INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
Carrying amount of equity, borrowings, leases and convertible loans	$ 133,673	$ 110,147